Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	December 31, 2023	December 31, 2024
	RMB	RMB
Assets

Cash and cash equivalents	12,927,318	5,011,068
investment securities	5,305,137	-
Investments in subsidiaries	392,559,403	3,865,503,139
Other assets	196,071,985	203,820,467

Total assets	606,863,843	4,074,334,674

Liabilities and shareholders’ equity

Accrued employee benefits	425,994	437,958
Other operating liabilities	12,485,706	16,338,215

Total liabilities	12,911,700	16,776,173

Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2023 and December 31, 2024, respectively)	916,743	916,743
Treasury stock	(101,277,607)	(122,897,896)
Additional paid-in capital	705,422,445	727,042,734
Retained earnings	(16,951,566)	3,461,317,652
Accumulated other comprehensive losses	5,842,128	(8,820,732)

Total shareholders’ equity	593,952,143	4,057,558,501

Total liabilities and shareholders’ equity	606,863,843	4,074,334,674

Schedule of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	Year ended December 31
	2023	2024
	RMB	RMB
Interest and fees income
Interest income on debt securities	-	-
Interest on deposits with banks	11,254	-

Total interest and fees income	11,254	-

Equity in earnings of subsidiaries	-	51,677,272
Equity in earnings of subsidiaries	-	51,677,272

Realized gains/(losses) on sales of investments, net	(5,691,380)	(5,305,137)
Other (losses)/gains, net	987,920	(479)

Total non-interest income/(losses)	(4,703,460)	(5,305,616)

Operating expenses
Employee compensation and benefits	(892,811)	(880,653)
Other expenses	(3,421,797)	(7,706,556)

Total operating expenses	(4,314,608)	(8,587,209)

Income/(losses) before income tax expense	(9,006,814)	37,784,446

Net income/(losses)	(9,006,814)	37,784,446

Other comprehensive income
Foreign currency translation adjustment	6,457,187	524,149

Comprehensive income/ (losses)	(2,549,627)	38,308,595

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	Year ended December 31
	2023	2024
	RMB	RMB
Cash flows from operating activities:

Net income/(losses)	(9,006,814)	37,784,446
Other operating assets	22,579,797	(50,089,318)
Other operating liabilities	1,463,075	3,864,473

Net cash provided by/(used in) operating activities	15,036,058	(8,440,399)

Cash flows from financing activities:

Repurchase of ordinary shares	(13,646,132)	-

Net cash used in financing activities	(13,646,132)	-

Net (decrease)/ increase in cash and cash equivalents	1,389,926	(8,440,399)
Cash and cash equivalents at the beginning of year	5,080,204	12,927,318
Effect of exchange rate change on cash and cash equivalents	6,457,188	524,149

Cash and cash equivalents at the end of year	12,927,318	5,011,068